Equity (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of the estimated fair values of the warrants measured
December 31,
2021
Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

June 30,
2022
Exercise price	$8.91 - 20.87
Expected term	5.55 - 6.75 years
Expected average volatility	73% - 79%
Expected dividend yield	-
Risk-free interest rate	1.26% - 3.38%

Schedule of activity during the year ended
	Warrants	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	3,895,000	$3.08	1.60
Grants	-	-	-
Exercised	(507,500)	3.00	1.46
Expired	-	-	-
Balance as of June 30, 2022	3,387,500	$3.08	1.08

	Stock Options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	1,504,650	$5.10	9.85
Grants	487,000	13.16	10.00
Exercised	-	-	-
Expiry	-	-	-
Balance as of June 30, 2022	1,991,650	$7.07	9.46

Exercisable as of June 30, 2022	933,040	$5.14	9.36